Kirkpatrick & Lockhart LLP	10100 Santa Monica Boulevard
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Los Angeles, California 90067
310.552.5000
310.552.5001 Fax
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December 22, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20659

Re: Impac Mortgage Holdings, Inc.

Ladies and Gentlemen:

On behalf of Impac Mortgage Holdings, Inc., a Maryland corporation (the “Company”), we hereby submit for filing pursuant to Rule 101(a) of Regulation S-T, the Company’s Registration Statement on Form S-3. Please note that in connection herewith, a filing fee in the amount of $117,700.00 was wired to the Securities and Exchange Commission’s account at Mellon Bank on December 10, 2004.

Should you have any questions or require any additional information with respect to this filing, please contact the undersigned at (310) 552-5000 or by facsimile at (310) 552-5001.

Sincerely,

/s/ Katherine J. Blair

cc:	Richard J. Johnson

Ronald M. Morrison, Esq.

Thomas J. Poletti, Esq.